Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums:
Direct premiums	$ 71	$ 75	$ 82
Reinsurance ceded	(63)	(62)	(60)
Net premiums	8	13	22
Universal life and investment-type product policy fees [Abstract]
Direct universal life and investment-type product policy fees	94	109	97
Reinsurance ceded	(4)	(4)	(4)
Net universal life and investment-type product policy fees	90	105	93
Component of Operating Income [Abstract]
Other Income Direct	12	16	13
Other Income Ceded	(93)	(112)	(96)
Net other revenues	(81)	(96)	(83)
Policyholder Benefits and Claims Incurred [Abstract]
Direct policyholder benefits and claims	129	71	149
Reinsurance ceded	(99)	(82)	(126)
Net policyholder benefits and claims	30	(11)	23
Other Expenses [Abstract]
Direct other expenses	83	80	80
Reinsurance ceded	(2)	(3)	(3)
Total other expenses	$ 81	$ 77	$ 77